Consolidated Statements of Stockholders' Equity (USD $) In Millions, except Share data	Total USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Beginning balance at Dec. 31, 2009	$ 1,042.6		$ 1,361.7	$ (397.7)	$ 78.6
Beginning balance, Shares at Dec. 31, 2009		1,000
Capital contributions from parent	1.7		1.7
Share-based compensation expense associated with our parent company equity plan	3.4		3.4
Reclassifications of redeemable equity units	(5.6)		(5.6)
Net income	21.5			21.5
Other comprehensive income (loss)	(98.4)				(98.4)
Ending balance at Dec. 31, 2010	965.2		1,361.2	(376.2)	(19.8)
Ending balance, Shares at Dec. 31, 2010		1,000
Capital contributions from parent	2.8		2.8
Share-based compensation expense associated with our parent company equity plan	2.3		2.3
Reclassifications of redeemable equity units	(6.8)		(6.8)
Net income	57.7			57.7
Other comprehensive income (loss)	(60.4)				(60.4)
Ending balance at Dec. 31, 2011	960.8		1,359.5	(318.5)	(80.2)
Ending balance, Shares at Dec. 31, 2011		1,000
Capital contributions from parent	0.4		0.4
Share-based compensation expense associated with our parent company equity plan	0.9		0.9
Reclassifications of redeemable equity units	(4.1)		(4.1)
Net income	3.8			3.8
Other comprehensive income (loss)	30.8				30.8
Ending balance at Dec. 31, 2012	$ 992.6		$ 1,356.7	$ (314.7)	$ (49.4)
Ending balance, Shares at Dec. 31, 2012		1,000